Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Capital Appreciation Fund
Issuer	Rivian Automotive Inc
Ticker/Sedol	RIVN (76954A103)
Principal Amount (US$)	$13,724,100,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$1,267,110
Amount Purchased (Foreign$)	NA
Trade Date	11/10/2021
Price (US$)	$78.00
Price-Foreign	NA
Underwriter	Morgan Stanley
Other Syndicate Members:
Goldman Sachs & Co LLC
J.P. Morgan
Barclays Capital Inc
Deutsche Bank Securities
Allen & Company LLC
Bank of America Securities
Mizuho Securities (USA) Inc
Wells Fargo Securities LLC
Nomura
Piper Sandler
RBC Capital Markets
Robert W. Baird & Co Inc.
Wedbush Securities
Academy Securities
Blaylock Van LLC
Cabrera Capital Markets LLC
C.L. King & Associates
Loop Capital Markets
Samuel A. Ramirez & Co., Inc.
Siebert Williams Shank & Co. LLC
Tigress Financial Partners LLC

Underwriting Spread	1.42%
Currency	USD

Fund	VP Growth Fund
Issuer	Rivian Automotive Inc
Ticker/Sedol	RIVN (76954A103)
Principal Amount (US$)	$13,724,100,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$12,870
Amount Purchased (Foreign$)	NA
Trade Date	11/10/2021
Price (US$)	$78.00
Price-Foreign	NA
Underwriter	Morgan Stanley
Other Syndicate Members:
Morgan Stanley
Goldman Sachs & Co LLC
J.P. Morgan
Barclays Capital Inc
Deutsche Bank Securities
Allen & Company LLC
Bank of America Securities
Mizuho Securities (USA) Inc
Wells Fargo Securities LLC
Nomura
Piper Sandler
RBC Capital Markets
Robert W. Baird & Co Inc.
Wedbush Securities
Academy Securities
Blaylock Van LLC
Cabrera Capital Markets LLC
C.L. King & Associates
Loop Capital Markets
Samuel A. Ramirez & Co., Inc.
Siebert Williams Shank & Co. LLC
Tigress Financial Partners LLC

Underwriting Spread	1.42%
Currency	USD

Fund	VP Balanced
Issuer	Rivian Automotive Inc
Ticker/Sedol	RIVN (76954A103)
Principal Amount (US$)	$13,724,100,000
Principal Amount (Foreign$)	NA
Amount Purchased (US$)	$420,498
Amount Purchased (Foreign$)	NA
Trade Date	11/10/2021
Price (US$)	$78.00
Price-Foreign	NA
Underwriter	Morgan Stanley
Other Syndicate Members:
Morgan Stanley
Goldman Sachs & Co LLC
J.P. Morgan
Barclays Capital Inc
Deutsche Bank Securities
Allen & Company LLC
Bank of America Securities
Mizuho Securities (USA) Inc
Wells Fargo Securities LLC
Nomura
Piper Sandler
RBC Capital Markets
Robert W. Baird & Co Inc.
Wedbush Securities
Academy Securities
Blaylock Van LLC
Cabrera Capital Markets LLC
C.L. King & Associates
Loop Capital Markets
Samuel A. Ramirez & Co., Inc.
Siebert Williams Shank & Co. LLC
Tigress Financial Partners LLC

Underwriting Spread	1.42%
Currency	USD

Fund	VP Balanced Fund
Issuer	7-Eleven Inc
Ticker/Sedol	817826AG5
Principal Amount (US$)	$1,245,212,500
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$53,793
Amount Purchased (Foreign$)	N/A
Trade Date	01/27/2021
Price (US$)	$99.62
Price-Foreign	N/A
Underwriter	Credit Suisse Securities (USA) LLC
Other Syndicate Members:	SMBC Nikko Securities America Inc, BofA Securities Inc, Citigroup Global Markets Inc, J.P. Morgan Securities, Mizuho Securities USA, MUFG Securities Americas Inc, Nomura Securities International, Scotia Capital (USA) Inc, Wells Fargo Securities, U.S. Bancorp Investments Inc
Underwriting Spread	.88%
Currency	USD

Fund	VP Balanced Fund
Issuer	Citigroup Inc
Ticker/Sedol	172967NA5
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$210,000
Amount Purchased (Foreign$)	N/A
Trade Date	06/02/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.

Other Syndicate Members:	Barclays Capital Inc.

BMO Capital Markets Corp.

Capital One Securities, Inc.

CastleOak Securities, L.P.

Commonwealth Bank of Australia

DBS Bank Ltd.

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Industrial and Commercial Bank of China (Asia) Limited

Intesa Sanpaolo S.p.A.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

RBC Capital Markets, LLC

Roberts & Ryan Investments, Inc.

Santander Investment Securities Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Swedbank AB (publ)

TD Securities (USA) LLC

UBS Securities LLC

UniCredit Capital Markets LLC

Westpac Capital Markets LLC

ABN AMRO Securities (USA) LLC

Academy Securities, Inc.

ANZ Securities, Inc.

Bank of China Limited, London Branch

BBVA Securities Inc.

CIBC World Markets Corp.

Commerz Markets LLC

Credit Suisse Securities (USA) LLC

Desjardins Securities Inc.

DZ Financial Markets LLC

Fifth Third Securities, Inc.

Global Oak Capital Markets LLC

Great Pacific Securities

HSBC Securities (USA) Inc.

ING Financial Markets LLC

KeyBanc Capital Markets Inc.

Loop Capital Markets LLC

MFR Securities, Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

National Bank of Canada Financial Inc.

Nordea Bank Abp

PNC Capital Markets LLC

R. Seelaus & Co., LLC

RB International Markets (USA) LLC

Samuel A. Ramirez & Company, Inc.

Scotia Capital (USA) Inc.

Siebert Williams Shank & Co., LLC

Skandinaviska Enskilda Banken AB (publ)

Standard Chartered Bank

U.S. Bancorp Investments, Inc.

Wells Fargo Securities, LLC

Underwriting Spread	.33%
Currency	USD

Fund	VP Balanced Fund
Issuer	Mitsubishi UFJ Financing Group
Ticker/Sedol	606822CA0
Principal Amount (US$)	$1,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$200,000
Amount Purchased (Foreign$)	N/A
Trade Date	10/05/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc.

Other Syndicate Members:	Morgan Stanley & Co. LLC

Citigroup Global Markets Inc

Barclays Capital Inc.

BofA Securities, Inc.

J.P. Morgan Securities LLC

Bank of China Limited

BNP Paribas

CastleOak Securities L.P.

Crédit Agricole Corporate and Investment Bank

HSBC Securities (USA) Inc.

Industrial and Commercial Bank of China Limited

Natixis Securities Americas LLC

Nomura Securities International, Inc.

Penserra Securities LLC

Roberts & Ryan Investments, Inc.

R. Seelaus & Co., LLC

Société Générale

Wells Fargo Securities, LLC
Underwriting Spread	.25%
Currency	USD

Fund	VP Balanced Fund
Issuer	Bank of America Corp
Ticker/Sedol	06051GKD0
Principal Amount (US$)	$3,250,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$204,000

Amount Purchased (Foreign$)	N/A
Trade Date	10/15/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities Inc

Other Syndicate Members:	Apto Partners, LLC

CastleOak Securities, L.P.

C.L. King & Associates, Inc.

Drexel Hamilton, LLC

Stern Brothers & Co.

Tribal Capital Markets, LLC

ABN AMRO Securities (USA) LLC

Capital One Securities, Inc.

CIBC World Markets Corp.

HSBC Securities (USA) Inc.

Huntington Securities, Inc.

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

KeyBanc Capital Markets Inc.

Lloyds Securities Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

Natixis Securities Americas LLC

NatWest Markets Securities Inc.

Nomura Securities International, Inc.

Nordea Bank Abp

PNC Capital Markets LLC

Regions Securities LLC

Santander Investment Securities Inc.

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

TD Securities (USA) LLC

Truist Securities, Inc.

U.S. Bancorp Investments, Inc.

Westpac Capital Markets LLC

Underwriting Spread	.45%
Currency	USD